Derivative Instruments - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) - CCH Interest Rate Derivatives [Member] - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative, Notional Amount	$ 4.5	$ 4.6
Maturity Date	May 31, 2022
Weighted Average Fixed Interest Rate Paid	2.30%